Organization and Description of Business (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022 facility	Dec. 31, 2021 facility	Aug. 26, 2022 USD ($)
Organization and Description of Business
Number of manufacturing facilities	7	7
Concord, North Carolina
Organization and Description of Business
Number of manufacturing facilities	3	3
North Little Rock, Arkansas
Organization and Description of Business
Number of manufacturing facilities	2	2
Kigali, Rwanda
Organization and Description of Business
Number of manufacturing facilities	1	1
Johor Bahru, Malaysia
Organization and Description of Business
Number of manufacturing facilities	1	1
Riverview | New Company | Wells Fargo | Senior secured first lien revolving credit facility
Organization and Description of Business
Face amount | $			$ 175.0
Riverview | New Company | Common Stock PIPE Commitments
Organization and Description of Business
Amount received | $			$ 205.9
Westrock Coffee Company, LLC. | Falcon Coffees Limited
Organization and Description of Business
Percentage of ownership interest	85.00%	85.00%